Commitment and Contingencies	3 Months Ended
Jun. 30, 2012
Commitment and Contingencies
Commitments and Contingencies Disclosure

NOTE 7-               COMMITMENTS / LITIGATION

The Company assumed the lease from its former subsidiary Teliphone Inc. for its Toronto, Canada offices, which is set to expire on August 31, 2014. The Company has the following commitments remaining on this lease:

September 30, 2012:          $22,178

2013:     $51,960

2014:     $43,300

The Company has a lease with a business center for its Montreal, Canada offices which is set to expire on November 30, 2013. The Company has the following commitments remaining on this lease:

September 30, 2012:          $27,478

2013:     $13,980

The Company’ assumed the various capital lease agreements from its former subsidiary Teliphone Inc. for computer equipment with Dell Financial Services Canada Limited, both operating and capital leases.  The Company’s operating leases expired during the year ended September 30, 2011. All new leases the Company has entered into have been capital leases, see Note 11.

In September 2011 the Company began negotiations with Dezmocom Inc. of Montreal to establish Teliphone Business Solutions Corp, a joint venture between the Company and Dezmocom dedicated to the marketing of the Company's products and services and establishment of new sales channels. Dezmocom had an established track record of developing and overseeing marketing channels such as resellers and agents as well as internal expertise in sales of products the same or similar to those of the Company. An agreement was executed on April 15, 2012 and under the agreement the Company and Dezmocom will share profits from the joint venture equally. The Company has been working with Dezmocom on this project and has advanced Teliphone Business Solutions $18,734 which has been matched by Dezmocom. This amount is reflected in other current assets at March 31, 2012.

On April 29, 2009, 9191-4200 Quebec Inc. (“9191”) entered into a purchase agreement with 3 individuals residing in the Province of Ontario, Canada for all of the issued and outstanding shares of Orion Communications Inc. (“Orion”).  On April 30, 2009, Orion, under management of 9191, had executed a services agreement with the Company’s subsidiary, Teliphone Inc. to provide telecommunications services to the customers of Orion.  On January 18, 2010, 9191 filed a Statement of Claim in Superior Court of Justice in the Province of Ontario, Canada for rescission due to overpayment and damages totalling CDN$1,000,000 claiming misrepresentation of financial statements made by the former owners.

On February 18, 2010, the Former owners of Orion filed their defense and counterclaim against 9191, naming the Company, its former subsidiary Teliphone Inc., George Metrakos, a current Director of the Company and the Company’s President and CEO at the time, and other individuals as third party claimants for a total of CDN$4,000,000.  The Former Owners of Orion claim that the Company, its former subsidiary and Director are third party claimants due to its agreements with 9191 to provide services to the clients of Orion.

The Former owners of Orion are also pursuing the Company’s former subsidiary Teliphone Inc. for $150,000 for the early termination of the employment agreement.

On March 10, 2010, Bank of Montreal (“BMO”), a Canadian financial institution and creditor of Orion has filed a claim against the Company’s former subsidiary Teliphone Inc. requesting payment of Orion’s outstanding debt of CDN$778,607.  BMO stood as a secured creditor of Orion based on its issuance of a credit line to Orion in 2007.  BMO claimed that as a secured creditor holding a General Security Agreement, it had rights to the receivables of Orion and claims that these receivables are being collected by Teliphone Inc.

On March 30, 2011, the Company acquired the client lists from BMO and therefore resolved the disputes with BMO for a total settlement of $375,000 payable over 24 months as follows:  $25,000 due at commencement and a further $11,458 per month, with a final payment of $75,000 on the 24th month (See Note 12 for further discussion).

Subsequently on November 15, 2011, BMO did not accept the monthly payment claiming that additional legal fees were owed to BMO by Teliphone and no payments have been made since that date. These fees were not listed in the original agreement and the Company and BMO.

The Company, BMO, 9191, Metrakos and the former owners have since reached an agreement on this issue and an amended all party agreement which resolves disputes between the parties will upon final execution see resumption of payments by the Company to BMO.